Revenue	12 Months Ended
Jun. 30, 2018
Revenue [abstract]
Disclosure of revenue [Text Block]
6.
Revenue

	2018	2017	2016
	(US$’000)	(US$’000)	(US$’000)
Sales - Agricultural products	614,279	582,516	554,129
Sales - Agency	142,809	140,592	153,006
Commissions	78,927	77,184	70,750
Construction contract revenue	21,094	19,707	28,477
Other	3,543	2,216	1,317
	860,652	822,215	807,679

The Company has not provided additional detail of revenue by specific products and services within Agricultural Products and Agency categories as the information does not exist and the cost to develop would be excessive.